Operating segment and geographic data - Income and expense by segment (Details) $ in Millions		12 Months Ended
	Apr. 01, 2019 segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating segment and geographic data
Number of operating segments | segment	4
Revenues		$ 27,662	$ 25,196	$ 24,929
Operational EBITA:		3,005	2,817	2,928
Acquisition-related amortization		(273)	(229)	(245)
Restructuring and restructuring-related expenses		(172)	(300)	(442)
Changes in obligations related to divested businesses		(106)	(94)
Changes in pre-acquisition estimates		(8)	(8)	(131)
Gains and losses on sale of businesses		57	252	(10)
Acquisition- and divestment-related expenses and integration costs		(204)	(81)	(9)
Foreign exchange/commodity timing differences in income from operations: Unrealized gains and losses on derivatives where the underlying hedged transaction has not yet been realized		(1)	56	(19)
Foreign exchange/commodity timing differences in income from operations: Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized		(23)	8	(1)
Foreign exchange/commodity timing differences in income from operations: Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)		(9)	(30)	(8)
Regulatory, compliance and legal costs		(34)	(102)	(10)
Asset write downs/impairments		(25)		(16)
Gain on liquidation of foreign subsidiary		31
Corporate re-branding and marketing costs				(30)
Losses and other (costs)recoveries on Korea fraud		(8)	40	73
Other non-operational items		(20)	(19)	(5)
Income from operations		2,226	2,230	1,929
Interest and dividend income		72	73	71
Interest and other finance expense		(262)	(234)	(201)
Non-operational pension cost		83	33	(38)
Income from continuing operations before taxes		2,119	2,102	1,761
Intersegment elimination | Non-Core and divested businesses
Operating segment and geographic data
Operational EBITA:		(291)	(163)	(30)
Intersegment elimination | Stranded corporate costs
Operating segment and geographic data
Operational EBITA:		(297)	(286)	(252)
Intersegment elimination | Corporate costs and other intersegment elimination
Operating segment and geographic data
Operational EBITA:		(499)	(457)	(378)
Operating | Electrification Products
Operating segment and geographic data
Operational EBITA:		1,626	1,510	1,459
Operating | Industrial Automation
Operating segment and geographic data
Operational EBITA:		1,019	953	897
Operating | Robotics and Motion
Operating segment and geographic data
Operational EBITA:		$ 1,447	$ 1,260	$ 1,232